SEC  Registration  Nos.
333-43456  and  811-10045

SECURITIES  AND  EXCHANGE  COMMISSION
Washington,  D.C.  20549

                                   FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  2             XX

and/or

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  5                             XX

                         Calvert  Impact  Fund,  Inc.
                     THIS FILING IS FOR CALVERT SOUTH AFRICA FUND ONLY
               (Exact  Name  of  Registrant  as  Specified  in  Charter)

                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Address  of  Principal  Executive  Offices)

                 Registrant's  Telephone  Number:  (301)  951-4800

                           William  M.  Tartikoff,  Esq.
                             4550  Montgomery  Avenue
                                  Suite  1000N
                            Bethesda,  Maryland  20814
                    (Name  and  Address  of  Agent  for  Service)

IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

___IMMEDIATELY  UPON  FILING                   XX  ON  February 23, 2001
PURSUANT  TO  PARAGRAPH  (B)                   PURSUANT  TO  PARAGRAPH  (B)

___     DAYS  AFTER  FILING                    ___  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)                   PURSUANT  TO  PARAGRAPH  (A)

PROSPECTUS
February  ___,  2001

CALVERT  SOUTH  AFRICA  FUND




About  the  Fund
2     Investment  Objective, Strategy, Socially Responsible Investment Criteria,
Past  Performance
5     Fees  and  Expenses
7     Investment  Practices  and  Risks
7     Shareholder  Advocacy  and  Social  Responsibility


About  Your  Investment
14     About  the  Advisor
14     Subadvisors  and  Portfolio  Management  Team
15     Advisory  Fees
16     How  to  Buy  Shares
19     Distribution  and  Service  Fees
20     Account  Application
20     Important  -  How  Shares  are  Priced
21     When  Your  Account  Will  be  Credited
21     Other  Calvert  Group  Features
     (Exchanges,  Minimum  Account  Balance,  etc.)
24     Dividends,  Capital  Gains  and  Taxes
25     How  to  Sell  Shares
30     Financial  Highlights
31     Exhibit  A-  Reduced  Sales  Charges  (Class  A)
33     Exhibit  B-  Service  Fees  and
     Other  Arrangements  with  Dealers






These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Calvert  South  Africa  Fund
Advisor:          Calvert  Asset  Management  Company,  Inc.
Subadvisors:     RISA  Investment  Advisers,  LLC
          African  Harvest  Asset  Manager  Limited

Investment  Objective
The Fund will seek maximum total return by investing in securities of South African issuers. The Fund considers a company to be a South African issuer if the company derives its revenues mainly from business activities in South Africa or its stock is traded principally on the Johannesburg Stock Exchange ("JSE"). This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal  Investment  Strategies
The Fund typically invests at least 75% of its assets in publicly traded stocks of South African companies that the Subadvisors believe have above average growth prospects. The Advisor describes companies that pass the Fund's proactive screens as "New South Africa" Companies. The Advisor believes that New South Africa Companies, as a group, will outperform the JSE All Shares Index over time because they have embraced the social and economic transformation sweeping South Africa.

These  companies:

-     create  jobs  and  train  workers;
-     encourage  economic  and  social  empowerment  of the majority population;
-     encourage  employment  equity;
-     maintain  quality  workplace  conditions;
-     protect  the  environment;
-     enforce  high  health  and  safety  standards;
-     demonstrate  open  and  effective  corporate  governance;  and
-     respect  the  rights  of  indigenous  peoples

The Fund will invest in companies that are expected to achieve sustainable growth and profitability. The Fund may invest up to 25% of its assets in sovereign debt issued by the government of South Africa. The Fund is also permitted to invest up to 20% of its assets in high quality money market instruments of U.S. and South African issuers. If adverse market or economic conditions occur, the Fund temporarily may invest up to 100% of its assets in U.S. money market instruments.

The Fund's strategy for selecting growth stocks begins with a company-by-company approach emphasizing fundamental stock analysis. This encompasses industry and competitor analysis, regular management visits, financial statement and ratio analysis and international comparative evaluations. The Fund seeks to reduce portfolio risk by research rather than by diversification.

Socially  Responsible  Investment  Criteria
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and societal impact. The Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by the Advisor and Subadvisors. All social criteria may be changed by the Board of Directors without shareholder approval.

The following criteria, created by the Labour Research Group in South Africa, will be used to screen the Portfolio. All the criteria are equally weighted. Any company that scores below 50% on the scorecard is rejected. Companies that earn more than 60% are approved while those that earn above 70% will be highlighted for special praise. Companies whose primary business is tobacco, gambling, weapons or predatory lending will be excluded from the Fund.

Create  jobs  through  innovation  and  expansion  plans
The Fund will ask senior management probing questions about their plans and strategies and assess their ability to innovate and invest for job creation.

Training  of  workers  to  enhance  skills
All workers must be skilled and to achieve this company training programs and grading systems must be transformed to provide clear career paths for all employees.

Economic  and  social  empowerment
The Fund will seek companies where there is evidence of high levels of worker empowerment.

Equity  through  affirmative  action
Programs within the company should focus on the advancement of women, black employees and the disabled.

Good  conditions  of  employment
Special  focus  will  be  given  to  the  company's  minimum  wage.

Sound  environment  practices  must  be  promoted
The Fund will pay close attention to companies to ensure they put in place practices which will protect the environment.

High  health  and  safety  standards  must  be  applied
The Fund will rely on the reports of employees and will want to see active involvement of trade unions.

Demonstrate  open  and  effective  corporate  governance
The Fund wants full disclosure of director's pay and more effective communication with all stakeholders.

Respect  indigenous  peoples  rights
The Fund will not invest in companies that are significantly engaged in a pattern and practice of violating the rights of indigenous people.

PRINCIPAL  RISKS
The Fund is designed for aggressive, long-term investors who are willing to accept above-average risk in order to seek a higher rate of return over time. Investments in South African and South African-related issuers involve risk factors and special considerations not normally associated with investments in U.S. issuers.

You could lose money on your investment in the Fund, or the Fund could underperform for any of the following reasons:

1. Stocks are subject to market, economic and business risks that cause their prices to fluctuate.

2. Investing in South African securities involves additional risks not associated with investments in U.S. securities.
- The Fund is subject to foreign currency risk, which is the risk that the U.S. dollar value of its investments may decline due to changes in foreign currency exchange rates or the imposition of exchange control regulations
- South Africa is a developing country and its economy is less diversified and mature than the economies of developed countries. There is a risk of economic or political instability in South Africa.
- There is less liquidity and higher volatility in the South African securities markets than in the U.S. and less government supervision and regulation of exchanges, brokers and issuers in South Africa.
- South African companies are not subject to the same accounting, auditing and financial reporting standards as U.S. public companies, and there may be less publicly available information about South African companies than comparable U.S. companies.
-  Government  actions  may  be  taken  which  could negatively affect the Fund.
3. The Fund's investments in South African sovereign debt obligations are subject to interest rate risk and credit risk. Interest rate risk is the risk of market losses caused by changes in interest rates. Generally, when interest rates rise, the market prices of debt obligations go down. Credit risk is the risk that the borrower may default or otherwise become unable to honor its financial obligations.

4. The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of companies. Gains or losses on a single stock may have greater impact on the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar  Chart  and  Performance  Table*

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart shows how the performance of the Fund's shares has varied from year to year. The table compares the Fund's performance over time to that of the Johannesburg Stock Exchange All Shares Index, a widely recognized unmanaged index of South African Stocks. It also compares the Fund's performance to the MSCI South Africa Index. In the chart and table below, performance results before 3/29/01 are for The RISA Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The return for the Fund's other classes of shares will differ from the returns shown in the bar chart, depending upon the expenses of that class and any applicable sales charge. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows returns with the maximum sales charge deducted. No sales charge has been applied to the indices used for comparison in the table.

*Pursuant to an Agreement and Plan of Reorganization, The RISA Fund was reorganized into the Class A Shares of the Calvert South Africa Fund, which commenced operations on March ___, 2001. The following performance results for the Class A Shares of the Calvert South Africa Fund reflect the performance of The RISA Fund. Please note that although current expenses for the Class A Shares of the Calvert South Africa Fund are capped at 2.25%, the same as they were for The RISA Fund. Annual total returns for The RISA Fund did not include the assessment of any sales loads, and therefore actual performance would have differed.

Year-by-Year  Total  Return
at  NAV


[INSERT  BAR  CHART  HERE]



Best  Quarter  (of  periods  shown)     Q3  '00     1.07%
     Worst  Quarter  (of  periods  shown)     Q2  '00     (11.66%)


Average  Annual  Total  Returns  (as  of  December  31,  2000)
(with  maximum  sales  charge  deducted)
                                  1  year     5  year1      10  year
Calvert  South  Africa  Fund     (23.05%)     N/A           N/A
JSE  All  Shares  Index            2.50%      N/A           N/A
MSCI  South  Africa  Index       (17.19%)     N/A           N/A


1 Since inception (10/31/99): Calvert South Africa Fund (7.32%); JSE All Shares Index 19.22%; and MSCI South Africa Index (1.09%). The month end date of 10/31/99 is used for comparison purposes only, actual Fund inception is 10/1/99.

FEES  AND  EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
          Class  A
Shareholder  fees
(paid  directly  from  your  account)

Maximum  sales  charge  (load)  imposed  on  purchases   4.75%
(as  a  percentage  of  offering  price)

Maximum  deferred  sales  charge  (load)          None1
(as  a  percentage  of  purchase  or
redemption  proceeds,  whichever  is  lower)

Annual  fund  operating  expenses2
(deducted  from  Fund  assets)

Management  fees                                   1.25%

Distribution  and  service  (12b-1)  fees          0.25%

Other  expenses                                    2.24%

Total  annual  fund  operating  expenses           3.74%

Fee  waiver  and/or  expense  reimbursement        1.49%3

Net  expenses                                      2.25%4

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

-  You  invest  $10,000  in  the  Fund  for  the  time  periods  indicated;
-  Your  investment  has  a  5%  return  each  year;  and
-  The  Fund's  operating  expenses  remain  the  same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

     Number  of  Years  Investment  is  Held

          1  Year     3  Years
          $692     $1,434

Annual  Fund  Operating  Expenses
1     Purchases  of  Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 1.0% contingent deferred sales charge on shares redeemed within 1 year of purchase.
     (See  "How  to  Buy  Shares"  -  Class  A.)

2 Expenses are based on estimates for the Fund's current fiscal year, unless otherwise indicated. Management fees include the Subadvisory fees paid by the Advisor to the Subadvisors, and the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of Calvert Asset Management Company, Inc.

3     The  Advisor  and  Subadvisors  have agreed to limit annual fund operating expenses (net of any expense offset arrangements, estimated to be approximately 0.20%) through March 29, 2002. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. the Fund has an offset arrangement with its custodian bank whereby the custodian and transfer agents fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

4     The contractual expense cap is 2.25%. The contractual expense cap is shown as "Net expenses," this is the maximum amount of operating expenses that may be charged to the Fund through March 29, 2002.







INVESTMENT  PRACTICES  AND  RISKS

Equity  Investments
The Fund normally invests at least 75% of its total assets in growth stocks of New South Africa Companies. While the Fund invests mainly in common stocks, the Fund also may invest in other types of equity securities such as preferred stocks, debt securities which are convertible into or exchangeable for common stock, and warrants or rights that are convertible into common stock. The Fund's portfolio securities generally will be traded on the Johannesburg Stock Exchange, but also may be listed in established over-the-counter markets in South Africa. The Fund is permitted to invest up to 15% of its net assets in illiquid securities, including restricted securities and publicly traded stocks with limited marketability.

Fixed  Income  Investments
The Fund may invest up to 25% of its total assets, from time to time, in sovereign debt obligations issued by the government of South Africa. The sovereign debt obligations in which the Fund invests will be investment grade.

Money  Market  Investments
The Fund is permitted to invest up to 20% of its total assets as reserves to facilitate the Fund's cash flow needs (e.g., redemptions, expenses, and purchases of portfolio securities). The Fund's reserves will be invested in investment grade money market instruments of U.S. and South African issuers.

Defensive  Investments
Under adverse investment conditions, the Fund temporarily may invest up to 100% of its total assets in high quality, short term U.S. money market instruments. When following such a defensive strategy, the Fund will be less likely to achieve its investment objective.

The Fund's benchmark is the Johannesburg Stock Exchange All Shares Index ("JSE"). The Fund will not own all, or even most, of the stocks included in the JSE, and the Fund will invest in additional companies not included in the JSE. Based upon a market capitalization weighting, the JSE represents more than 10% of most emerging market equity indices.

Market  Risk
The prices of the securities owned by the Fund will fluctuate in value. These fluctuations can occur because of general market and economic conditions, perceptions regarding the industry of the issuer company or the issuer company's particular circumstances. Changes in the value of the Fund's portfolio securities will result in changes in the Fund's share price. Consequently, when you sell Fund shares, they may be worth less than what you paid for them. The Fund will own stocks of small companies which are often subject to wider and more abrupt fluctuations in market price than larger, more established companies. The reason for this volatility is that these stocks typically are traded in lower volume, and their issuers typically are more sensitive to changing economic conditions and subject to greater changes in earnings and business prospects.

Foreign  Risk
Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of foreign issuers often are less liquid and more volatile than securities of comparable U.S. issuers. Because the Fund invests primarily in South Africa, it will be subject to foreign investment risks which include possible political and economic instability, seizure or nationalization of foreign holdings or the adoption of governmental restrictions that adversely affect or restrict the payment of principal and interest on securities to investors located outside of South Africa. South Africa is a developing country, and its economy is less diversified and mature, and its political system is less stable, than those of developed countries. The markets of developing countries such as South Africa generally will be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Furthermore, there may be less publicly available information about South African companies than about U.S. companies, and South African companies are not subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Brokerage commissions and other transaction costs on South African securities exchanges may be higher than in the U.S. Additionally, there is less government supervision and regulation of exchanges, brokers and issuers in South Africa than there is in the U.S.

Foreign  Currency  Risk
The value of the Fund's assets, as measured in U.S. dollars, will fluctuate with changes in currency rates. Currency exchange rates may fluctuate significantly over a short period of time.They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Fixed  Income  Security  Risk
The market value of fixed income securities, such as South African government debt obligations, will change in response to interest rate changes and other factors. During periods of falling interest rates, the value of outstanding fixed income securities generally rises. During periods of rising interest rates, the value of such securities generally declines. While securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the credit rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of the Fund's debt securities will affect the net asset value of the Fund's shares.

Hedging  Risk
Although not a principal investment strategy, the Fund is permitted to invest in derivatives which are financial instruments that derive their performance, at least in part, from the performance of an underlying asset, index, currency or interest rate. The derivatives the Fund may use include options and futures. While derivatives can be used effectively to further the Fund's investment objective, under certain market conditions, they can increase the volatility of the Fund's net asset value, decrease the liquidity of the Fund's portfolio or make the accurate pricing of the Fund's portfolio more difficult. The primary risks associated with the Fund's use of futures and options are (1) the failure to predict accurately the direction of stock prices, interest rates, currency movements and other economic factors; (2) the failure as hedging techniques in cases where the price movements of the securities underlying the options and futures do not follow the price movements of the portfolio securities subject to the hedge; (3) the potentially unlimited loss from investing in futures contracts; and (4) the likelihood of the Fund being unable to control losses by closing its position where a liquid secondary market does not exist. The risk that the Fund will be unable to close out a futures position or options contract will be minimized by the Fund only entering into futures contracts or options transactions on national exchanges and for which there appears to be a liquid secondary market.

Investment  Practices  and  Risks
The most concise description of the Fund's risk profile is under the earlier summary. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of these other principal investments and techniques, summarized earlier, along with their risks.

For each of the investment practices listed, the following table shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key  to  Table
J     Fund  currently  uses
q     Permitted,  but  not  typically  used
     (%  of  assets  allowable,  if  restricted)
8     Not  permitted
xN     Allowed  up  to  x%  of  Fund's  net  assets
xT     Allowed  up  to  x%  of  Fund's  total  assets

Investment  Practices
Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a fund to have higher portfolio turnover compared to other funds and higher transaction costs, such as commissions and custodian and settlement fees, and may increase a Fund's tax liability.
Risks:  Opportunity,  Market  and  Transaction.         q

Temporary  Defensive  Positions.
During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve
its  investment  objective.  Risks:  Opportunity.       q

Conventional  Securities
Foreign Securities. Securities issued by companies located outside the U.S. and/or traded primarily on a foreign exchange. Risks: Market, Currency,
Transaction,  Liquidity,  Information  and  Political.   J

Emerging Market. Securities issued by companies located in those countries whose economies and capital markets are not as developed as those of more industrialized  nations.  Risks:  Market,  Currency,  Transaction,  Liquidity,
Information,  and  Political.                            J

Small Cap Stocks. Investing in small companies involves greater risk than with more established companies. Small cap stock prices are more volatile and the companies often have limited product lines, markets, financial resources, and
management  experience.  Risks:  Market,  Liquidity  and  Information.    J

Investment  grade  bonds.  Bonds  rated  BBB/Baa or higher or comparable unrated bonds.
Risks:  Interest  Rate,  Market  and  Credit.             q
                                                         25T

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds are considered junk bonds. They are subject to greater credit risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity and
Information.                                              q
                                                         25T1

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research.
Risks:  Credit,  Market,  Interest  Rate,  Liquidity  and  Information.  q
                                                                       25T1

Illiquid securities. Securities which cannot be readily sold because there is no active market.
Risks:  Liquidity,  Market  and  Transaction.              J
                                                          15N

Currency contracts. Forward contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date. In employing this strategy, it is possible that the entire amount of the fund's net assets could be hedged. Risks: Currency, Leverage, Correlation, Liquidity
and  Opportunity.                                          q

Leveraged  Derivative  Instruments
Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. In the case of selling (writing) options, the Fund will write call options only if it already owns the security (if it is "covered"). Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.
                                                           5T2

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks:
Interest  Rate,  Currency,  Market,  Leverage,  Correlation,  Liquidity  and
Opportunity.                                                q
                                                           5T

1     25%  limit  applies  to  all  fixed-income,  all  of  which  may  be below investment  grade.
2     Based  on  net  premium  payments.

The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and reverse repurchase agreements, and securities lending.) These policies and restrictions are discussed in the SAI.

Types  of  Investment  Risk

Correlation  risk
This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Fund buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Fund's investments are converted to U.S. dollars.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term
securities  and    zero  coupon/"stripped"  coupon  securities  ("strips")  are
subject  to  greater    interest  rate  risk.

Leverage  risk
The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Fund's portfolio management practices may not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Transaction  risk
The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

Investment  Selection  Process
Investments are selected on the basis of their ability to contribute to the dual objectives of financial soundness and social criteria.

Potential investments for the Fund are first selected for financial soundness and then evaluated according to the Fund's social criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive accomplishments with respect to one or more of the social criteria. Investments for the Fund must meet the minimum standards for all its financial and social criteria.

Although the Fund's social criteria tend to limit the availability of investment opportunities more than is customary with other investment companies, Calvert and the Subadvisors of the Fund believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund's investment and social objectives.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund's social criteria. Investors are invited to send a brief description of companies they believe might be suitable for investment.

Socially  Responsible  Investment  Criteria
The Fund invests in accordance with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance the human condition and the traditional American values of individual initiative, equality of opportunity and cooperative effort. In addition, we believe that there are long-term benefits in an investment philosophy that demonstrates concern for the environment, labor relations, human rights and community relations. Those enterprises that exhibit a social awareness in these issues should be better prepared to meet future societal needs. By responding to social concerns, these enterprises should not only avoid the liability that may be incurred when a product or service is determined to have a negative social impact or has outlived its usefulness, but also be better positioned to develop opportunities to make a profitable contribution to society. These enterprises should be ready to respond to external demands and ensure that over the longer term they will be viable to seek to provide a positive return to both investors and society as a whole.

The Fund has developed social investment criteria, detailed below. These criteria represent standards of behavior which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors. All social criteria may be changed by the Board of Trustees/Directors without shareholder approval.


About  Calvert

Calvert Asset Management Company, Inc. ("CAMCO"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814 is the Fund's advisor. CAMCO manages the U.S. dollar portion of the Fund's cash reserves. Calvert Group, Ltd. wholly owns CAMCO. CAMCO has been managing mutual funds since 1976. CAMCO is the investment advisor for over 25 mutual funds, including the first and largest family of socially screened funds. As of December 31, 2000, CAMCO had over $6.5 billion in assets under management. CAMCO uses a team approach to its cash management of the Fund. Reno J. Martini, Senior Vice President and Chief Investment Officer, heads this team and oversees the investment management of all Calvert Funds for CAMCO. Mr. Martini has over 15 years of experience in the investment industry and has been the head of CAMCO's asset management team since 1985.

Subadvisors

RISA Investment Advisers, LLC located in Philadelphia, PA was formed in 1997 by Sam Folin. Mr. Folin has twenty-four years of experience in the investment industry and extensive experience in South Africa consulting with non-profit organizations on governance, fund raising, planning and financial management.

African Harvest Asset Managers Limited, located in Newlands, South Africa was formed in 1997 and provides investment management services to South African clients including union retirement funds. African Harvest Asset Managers Limited employs 21 investment professionals within various teams The company has multi-racial ownership, management and staff. The firm has $1 billion under management and has established a record of investment excellence in South African capital markets.

Denzil Newman, Senior Portfolio Manager, of African Harvest will lead a team responsible for the day-to-day management of the Fund's investments. Mr. Newman has been an analyst and fund manager for over twenty years and previously managed the Community Growth Fund and other large unit trusts and pension funds at Syfrets Managed Assets in Cape Town.

The Fund has obtained an exemptive order from the Securities and Exchange Commission to permit the Fund, pursuant to approval by the Board of Directors, to enter into and materially amend contracts with the Fund's Subadvisors without shareholder approval. See "Investment Advisor and Subadvisor" in the SAI for further details.

Advisory  Fees
The annual advisory fee paid to the Advisor by the Fund will be 1.05% of the Fund's average daily net assets.

HOW  TO  BUY  SHARES

Getting  Started  -  Before  You  Open  an  Account
You  have  a  few decisions to make before you open an account in a mutual fund.

First,  decide  which  fund  or  funds  best  suits  your  needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional, Education and Roth IRAs, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, 403(b)(7) accounts, and several other types of accounts. Minimum investments are lower for the retirement plans.

With Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" means the NAV per share plus the front-end sales charge. If you invest more, the percentage rate of the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,4 then the sales charge is reduced to 3.75%.

Your  investment  in     Sales  Charge  %     %  of  Amt.
Class  A  shares     of  offering  price     Invested
Less  than  $50,000     4.75%     4.99%
$50,000  but  less  than  $100,000     3.75%     3.90%
$100,000  but  less  than  $250,000     2.75%     2.83%
$250,000  but  less  than  $500,000     1.75%     1.78%
$500,000  but  less  than  $1,000,000     1.00%     1.01%
$1,000,000  and  over     None5     None5
4 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of
shares, but also the higher of cost or current value          of shares you have
previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase of Class A shares. 5 Purchases of Class A shares at NAV for accounts with $1,000,000 or more
are  subject  to  a  one          year  CDSC  of  1.00%. See the "Calculation of
Contingent  Deferred  Sales  Charge  and  Waiver  of          Sales  Charges."

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Distribution  and  Service  Fees
The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan.

     Maximum  Payable  under  Plan

     0.35%


NEXT  STEP  -  ACCOUNT  APPLICATION
Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum  To  Open  an  Account     Minimum  additional
          $5,000          investments  -  $250


Please  make  your  check  payable  to  the  Fund  and  mail  it  to:

     New  Accounts          Subsequent  Investments
     (include  application)     (include  investment  slip)
     Calvert  Group          Calvert  Group
     P.O.  Box  219544          P.O.  Box  219739
     Kansas,  City  MO          Kansas  City,  MO
     64121-9544          64121-9739

     By  Registered,          Calvert  Group
     Certified,  or          c/o  NFDS
     Overnight  Mail          330  West  9th  Street
                    Kansas  City,  MO  64105-1807

     At  the  Calvert  Office     Visit  the  Calvert Office to make investments
by  check.  See  the  back  cover  page for the                         address.

Important  -  How  Shares  Are  Priced
The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of the Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. The NAV of each class will be different, depending on the number of shares outstanding for each class.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET). The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but purchases cannot be received because the banks and post offices are closed.

The Fund holds securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund's shares may change on days when you will not be able to buy or sell your shares.

When  Your  Account  Will  Be  Credited
Your purchase will be processed at the next NAV calculated after your order is received in good order. All of your purchases must be made in U.S. dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. As a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investment will be charged a service fee of $3. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest
1/1000th  of  a  share).

OTHER  CALVERT  FEATURES

Calvert  Information  Network
For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account  Services
By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert  Money  Controller
Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone  Transactions
You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges
Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one Calvert mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before  you  make  an  exchange,  please  note  the  following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares  may  only  be  exchanged for shares of the same class of another Calvert
Fund.

Each Fund and the distributors reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, each Fund and the distributors may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Electronic  Delivery  of  Prospectuses  and  Shareholder  Reports
You may request to receive electronic delivery of prospectuses and annual and semi annual reports.

Combined  General  Mailings  (Householding)
Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. You may request further grouping of accounts to receive fewer mailings. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special  Services  and  Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum  Account  Balance
Please maintain a balance in each of your Fund accounts of at least $1,000 per class. If the balance in your account falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS,  CAPITAL  GAINS  AND  TAXES

The Fund pays dividends from its net investment income annually. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Dividend  Payment  Options
Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying  a  Dividend
At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date
("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal  Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other  Tax  Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer  Identification  Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 31% of your reportable dividends, and 31% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW  TO  SELL  SHARES
You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Your shares will be redeemed at the next NAV calculated after your redemption request is received (less any applicable CDSC). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed. Please note that there are some federal holidays, however, such as Columbus Day and Veterans' Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By  Telephone
You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written  Requests
Calvert  Group,  P.O.  Box  219544,  Kansas  City,  MO  64121-9544
Your letter should include your account number and fund and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic  Check  Redemptions
If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Corporations  and  Associations
Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts
Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through  your  Dealer
Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert Group and may charge you for services provided.

Request  in  "Good  Order"
All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-     The  Fund  name  and  account  number
-     The  amount  of  the  transaction  (in  dollars  or  shares).
- Signatures of all owners exactly as registered on the account (for mail requests).
-     Signature  guarantees  (if  required).*
-     Any  supporting  legal  documentation  that  may  be  required.
-     Any  outstanding  certificates  representing  shares  to  be  redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

FINANCIAL  HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance for the periods presented. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request.



FOR  A  SHARE  OUTSTANDING  THROUGHOUT  EACH  PERIOD:

THE RISA FUND FINANCIAL HIGHLIGHTS FOR THE PERIOD FROM THE COMMENCEMENT OF OPERATIONS OCTOBER 1, 1999 THROUGH SEPTEMBER 30, 2000

Table below sets forth financial data for a share of capital stock outstanding throughout each period presented.

Net  asset  value,  beginning  of  period           $10.00
Income  from  investment  operations
     Net  investment  income  (loss)                 0.172
     Net  realized  and  unrealized  gain  (loss)    0.26
          Total  from  investment  operations        0.43
Net  asset  value,  end  of  period                $10.43

Total  return1                                       4.30%
Ratios/Supplemental  Data:
     Net  assets,  end  of  period  (in  000's)      $951
Ratios  to  average  net  assets  of:
     Operating  expenses3                            2.00%
     Net  investment  income                         1.49%
Portfolio  turnover                                202.89%


1     Exclusive  of  redemption  fees
2     Computed  using  average  shares  outstanding
3     If the investment adviser and PFPC Inc. had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 35.18% for the period.

EXHIBIT  A

REDUCED  SALES  CHARGES  (CLASS  A  ONLY)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge.

Rights  of  Accumulation  can  be  applied  to  several  accounts
Class A sales charge breakpoints are automatically calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

*  A  "qualified  group"  is  one  which:
1.     has  been  in  existence  for  more  than  six  months,  and
2.     has  a  purpose  other  than  acquiring  shares  at  a  discount,  and
3.     satisfies  uniform  criteria which enable CDI and brokers offering shares
to          realize  economies  of  scale  in  distributing  such  shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Letter  of  Intent
If you (or your group, as described above) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases, instead of the higher 4.75% sales charge. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k) There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Internal Revenue Code of 1986, as amended ("Code"), or for a plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase, (i) Calvert Group has been notified in writing that the 403(b) or 401(k) plan has at least 200 eligible employees and is not sponsored by a K-12 school district, or (ii) the cost or current value of shares a 401(k) plan has in Calvert Group of Funds (except money market funds) is at least $1 million.

Neither the Fund, nor Calvert Distributors, Inc. ("CDI"), nor any affiliate thereof will reimburse a plan or participant for any sales charges paid prior to receipt of such written communication and confirmation by Calvert Group. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Group Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.

Other  Circumstances
There is no sales charge on shares of any fund of the Calvert Group of Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Group of Funds, employees of Calvert Group, Ltd. and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for the Calvert Group of Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or
(c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Prior Shareholders of the Calvert New Africa Fund and The RISA Fund Shares of the Calvert South Africa Fund may be sold at net asset value if your account was established as of the merger date.

Dividends and Capital Gain Distributions from other Calvert Group Funds You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases  made  at  NAV
Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Group Fund at no additional sales charge.

Reinstatement  Privilege
If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Fund reserves the right to modify or eliminate this privilege.

EXHIBIT  B
SERVICE  FEES  AND  OTHER  ARRANGEMENTS  WITH  DEALERS

Calvert Distributors, Inc., and BOE Securities, Inc., the Fund's underwriters, pay dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares of non-money market funds. The underwriters also pay dealers an ongoing service fee while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

Maximum  Commission/Service  Fees

     4.00%/0.25%



Occasionally, the underwriters may reallow to dealers the full Class A front-end sales charge. The underwriters may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund and/or shares of other Funds underwritten by the underwriters. The underwriters may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. CAMCO, the underwriters, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. The underwriters pay dealers a finder's fee of up to 1% on certain Class A shares purchased at NAV. Call 800-368-2750 for more information. Where paid, the finder's fee is 1% of the NAV purchase amount on the first $2 million, .80% on $2 to $3 million, .50% on $3 to $50 million, .25% on $50 to $100 million, and .15% over $100 million. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To  Open  an  Account:
800-368-2748

Performance  and  Prices:
www.calvert.com
Calvert  Information  Network
24  hours,  7  days  a  week
800-368-2745

Service  for  Existing  Accounts:
Shareholders  800-368-2745
Brokers  800-368-2746

TDD  for  Hearing-Impaired:
800-541-1524

Branch  Office:
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Registered,  Certified  or
Overnight  Mail:
Calvert  Group
c/o  NFDS
330  West  9th  Street
Kansas  City,  MO  64105

Calvert  Group  Web-Site
Address:  www.calvert.com

PRINCIPAL  UNDERWRITERS
Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

BOE  Securities,  Inc.
225  South  15th  Street
Suite  928
Philadelphia,  PA  19102

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Fund by contacting your financial professional, or the Fund at:

Calvert  Group,  Ltd.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  MD  20814

Telephone:  1-800-368-2745

Calvert  Group  Web-Site
www.calvert.com

You can review the Fund's report and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Section of the Commission, Washington, D.C. 20549-0102, Telephone: 202-942-8090.

Free  from  the  Commission's  Internet  website  at  http://www.sec.gov.

Investment  Company  Act  file:     no.  811-  10045

                            Calvert Impact Fund, Inc.
                            Calvert South Africa Fund
                4550 Montgomery Avenue, Bethesda, Maryland 20814

                       Statement of Additional Information
                                 February __, 2001

     New  Account     (800)  368-2748     Shareholder
     Information:     (301)  951-4820     Services:     (800)  368-2745
     Broker     (800)  368-2746     TDD  for  the  Hearing-
     Services:     (301)  951-4850     Impaired:     (800)  541-1524

     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the Fund's Prospectus, dated March 2001. The audited financial statements of the Calvert South Africa Fund's predecessor fund, The RISA Fund, included in its most recent Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and The RISA Fund's shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund or by visiting our website at www.calvert.com.



                                TABLE OF CONTENTS




     Investment  Policies  and  Risks          2
     Investment  Restrictions                  8
     Dividends,  Distributions  and  Taxes     9
     Net  Asset  Value                        10
     Calculation  of  Total  Return           11
     Advertising                              11
     Purchase  and  Redemption  of  Shares    12
     Directors  and  Officers                 12
     Investment  Advisor  and  Subadvisors    14
     Administrative  Services  Agent          15
     Transfer  and  Shareholder  Servicing
       Agents                                 15
     Method  of  Distribution                 15
     Portfolio  Transactions                  16
     Personal  Securities  Transactions       17
     Independent  Accountants  and
       Custodians                             17
     General  Information                     17
     Appendix                                 18

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

Foreign  Securities
     Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly, on foreign markets, or those represented by American Depositary Receipts ("ADRs"), or other receipts evidencing ownership of foreign securities, such as International Depositary Receipts and Global Depositary Receipts. ADRs are U.S. dollar-denominated and traded in the U.S. on exchanges or over-the-counter. If the Fund invests in an ADR rather than directly in a foreign issuer's stock, the Fund may possibly avoid some currency and some liquidity risks. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded.
     Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or converts foreign securities holdings into U.S. dollars.
     United States Government policies have at times, in the past, through imposition of interest equalization taxes and other restrictions, discouraged certain investments abroad by United States investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.
     Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in United States dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or declines in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decline correspondingly.
Emerging Markets Securities. Investing in emerging markets in particular, those countries whose economies and capital markets are not as developed as those of more industrialized nations, carries its own special risks. Investments in these countries may be riskier, and will be subject to erratic and abrupt price movements. Some economies are less well developed and less diverse, and more vulnerable to the ebb and flow of international trade, trade barriers and other protectionist or retaliatory measures. Many of these countries are grappling with severe inflation or recession, high levels of national debt, and currency exchange problems. Investments in countries that have recently begun moving away from central planning and state-owned industries toward free markets should be regarded as speculative. Among other risks, the economies of such countries may be affected to a greater extent than in other countries by price fluctuations of a single commodity, by severe cyclical climatic conditions, lack of significant history in operating under a market-oriented economy, or by political instability, including risk of expropriation.
Certain emerging market countries have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate fluctuations, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. The issuer or governmental authority that controls the repayment of an emerging market country's debt may not be able or willing to repay the principal and/or interest when due in accordance with the terms of such debt. As a result of the foregoing, a government obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign government fixed income securities to obtain recourse may be subject to the political climate in the relevant country.
     Forward Currency Exchange Contracts. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market, or through entering into forward contracts to purchase or sell foreign currencies. It may also use foreign currency options and futures. See below. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades, although they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.
     The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the United States dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the United States dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.
     Second, when the Advisor or Subadvisors believes that the currency of a particular foreign country may suffer a substantial decline against the United States dollar, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amounts and the value of the Fund's securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

Temporary  defensive  positions
     For temporary defensive purposes the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits commercial paper, short-term corporate debt securities, and repurchase agreements.

Repurchase  Agreements
     The Fund may purchase debt securities subject to repurchase agreements, which are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse  Repurchase  Agreements
     The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
     During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark-to-market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
     The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Directors. In addition, the Fund bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

african  sovereign  debt
     The  Fund  may  invest  up to 25% of its assets in fixed-income securities.
These include but are not limited to, foreign government obligations -- debt securities issued and backed by the respective government bodies. In terms of their government backing, these securities will structurally resemble U.S. Government and U.S. Government agency issues. In many instances the debt issues of African sovereignties represent low quality securities and may be comparable to securities rated below investment-grade. Because of their speculative characteristics, they trade at substantial discounts from face value, but may offer substantial long-term capital appreciation.

Non-Investment  Grade  Debt  Securities
     Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix for a description of the ratings. The Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality. Currently, there are four NRSROs.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.
     The quality limitation set forth in the Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
     When purchasing high-yielding securities rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through Fund diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

derivatives
     The Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Fund can use these practices either as substitution or as protection against an adverse move in the Fund to adjust the risk and return characteristics of the Fund. If the Advisor and/or Subadvisors judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options  and  Futures  Contracts
     The Fund may, in pursuit of its respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities, and employ a variety of other investment techniques. Specifically, the Fund may also engage in the purchase and sale of stock index future contracts, foreign currency futures contracts, interest rate futures contracts, and options on such futures, as described more fully below.
     The Fund may engage in such transactions only to hedge the existing positions. It will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.
     The Fund may write "covered options" on securities in standard contracts traded on national securities exchanges. The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Fund may purchase put and call options, in standard contracts traded on national securities exchanges or over-the-counter. The Fund will purchase such options only to hedge against changes in the value of securities the Fund holds and not for the purposes of speculation or leverage. By buying a put, the Fund has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.
     The Fund may purchase call options on securities. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Fund intends to purchase. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Fund may write only covered options on equity and debt securities in standard contracts traded on national or foreign securities exchanges. This means that, in the case of call options, so long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security subject to the option and, in the case of put options, the Fund will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.
     When the Fund writes a covered call option, the Fund gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Fund receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Fund to forego future appreciation of the securities covered by the option.
     When the Fund writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Fund may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.
     The Fund may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Fund. The Fund's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the Fund has not entered into a closing purchase transaction.
     Risks Related to Options Transactions. The Fund can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent the Fund from closing an options position, which could impair the Fund's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Fund may be required to hold the securities underlying the option until the option expires or is exercised.

Over-the-Counter ("OTC") Options. OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. However, the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices than exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker, which information is carefully monitored or caused to be monitored by the Subadvisors and verified in appropriate cases.
     A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, the Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.
     The Fund understands the position of the staff of the Securities and Exchange Commission (the "SEC") to be that purchased OTC options and the assets used as "cover" for written OTC options are illiquid securities. The Fund has adopted procedures for engaging in OTC options transactions for the purpose of reducing any potential adverse effect of such transactions upon the liquidity of the Fund.

Futures Transactions. The Fund may purchase and sell futures contracts, but only when, in the judgment of the Subadvisors, such a position acts as a hedge against market changes which would adversely affect the securities held by the Fund. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.
     A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Although futures contracts by their terms require actual delivery and acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker. Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if its futures position becomes less valuable and entitled to receive such payments if its positions become more valuable.
     The Fund may only invest in futures contracts to hedge its respective existing investment positions and not for income enhancement, speculation or leverage purposes.
     Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"). As series of a registered investment company, the Fund is eligible for exclusion from the CFTC's definition of "commodity pool operator," meaning that the Fund may invest in futures contracts under specified conditions without registering with the CFTC. Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

Options on Futures Contracts. The Fund may purchase and write put or call options and sell call options on futures contracts. The Fund may also enter into closing transactions with respect to such options to terminate an existing position; that is, to sell a put option already owned and to buy a call option to close a position where the Fund has already sold a corresponding call option.
     The Fund may only invest in options on futures contracts to hedge their respective existing investment positions and not for income enhancement, speculation or leverage purposes.
     An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract-a long position if the option is a call and a short position if the option is a put-at a specified exercise price at any time during the period of the option. The Fund will pay a premium for such options purchased or sold. In connection with such options bought or sold, the Fund will make initial margin deposits and make or receive maintenance margin payments which reflect changes in the market value of such options. This arrangement is similar to the margin arrangements applicable to futures contracts described above.

Put Options on Futures Contracts. The purchase of put options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The Fund may purchase put options and sell put options on futures contracts that are already owned by the Fund. The Fund will only engage in the purchase of put options and the sale of covered put options on market index futures for hedging purposes.

Call Options on Futures Contracts. The sale of call options on futures contracts is analogous to the sale of futures contracts and is used to protect the Fund against the risk of declining prices. The purchase of call options on futures contracts is analogous to the purchase of a futures contract. The Fund may only buy call options to close an existing position where the Fund has already sold a corresponding call option, or for a cash hedge. The Fund will only engage in the sale of call options and the purchase of call options to cover for hedging purposes.

Writing Call Options on Futures Contracts. The writing of call options on futures contracts constitutes a partial hedge against declining prices of the securities deliverable upon exercise of the futures contract. If the futures contract price at expiration is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's securities holdings.

Risks of Options and Futures Contracts. If the Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus, the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where the Fund has sold futures or taken options positions to hedge against decline in the market, the market may advance and the value of the securities held in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its securities.
     The Fund can close out futures positions only on an exchange or board of trade which provides a secondary market in such futures. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily cash payments with respect to its position in the event of adverse price movements.
     Options on futures transactions bear several risks apart from those inherent in options transactions generally. The Fund's ability to close out its options positions in futures contracts will depend upon whether an active secondary market for such options develops and is in existence at the time the Fund seeks to close its positions. There can be no assurance that such a market will develop or exist. Therefore, the Fund might be required to exercise the options to realize any profit.

Foreign Currency Transactions. Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.
     The Fund will not enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Subadvisors believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the Fund's best interests. See above under "Foreign Securities."
     Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.
     A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if the Fund was holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.
     Foreign Currency Futures Transactions. The Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, it may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.
     Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

lending  portfolio  securities
     The  Fund  may  lend  its  securities to member firms of the New York Stock
Exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The Fund will exercise its right to terminate a securities loan in order to preserve their right to vote upon matters of importance affecting holders of the securities. The advantage of such loans is that the Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.
     Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, the Fund will make loans of its securities only to those firms the Advisor or Subadvisors deems creditworthy and only on terms the Advisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

                             INVESTMENT restrictions
                             -----------------------

Fundamental  Investment  Restrictions

     The Fund has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the Fund.

(1) The Fund may not make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.
(2) The Fund may not concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).
(3) The Fund may not issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Fund may pledge, mortgage or hypothecate its assets.
(4) The Fund may not underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.
(5) The Fund may not invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.
(6) The Fund may not make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with the Fund's investment objective, policies and restrictions, shall not constitute the making of a loan.

Nonfundamental  Investment  Restrictions

     The Fund's Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) The Fund may not invest, in the aggregate, more than 15% of its net assets in illiquid securities. Purchases of securities outside the U.S. that are not registered with the SEC or marketable in the U.S. are not per se illiquid.
(2) The Fund may not write, purchase or sell puts, calls or combinations thereof except that the Fund may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and the Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options, and (c) engage in financial futures contracts and related options transactions, provided that the sum of the initial margin deposits on the Fund's existing futures and related options positions and premiums paid for related options would not exceed 5% of its total assets, excluding any bona fide hedging purposes.
(3)The Fund may not make short sales of securities or purchase any securities on margin except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities. The deposit or payment by the Fund of initial or maintenance margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

     Any investment restriction which involves a maximum percentage of securities or assets (except for fundamental investment restriction three and nonfundamental investment restriction one) shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.
`
                       dividends, distributions, and taxes
                       -----------------------------------

     The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, and pay taxes on its income and gains rather than passing through its income and gains to shareholders, so that shareholders also would pay taxes on these same income and gains.
     Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.
     Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.
     The Fund is required to withhold 31% of any reportable dividends and long-term capital gain distributions paid and 31% of each reportable redemption transaction occurring if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.
     Many states do not tax the portion of the Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
     Dividends paid by the Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requesting this information may contact Calvert.

                                 net asset value
                                 ---------------

     The public offering price of the shares of the Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the market value of the Fund's investments. The net asset value per share for each class is determined every business day as of the close of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for that class.
     The assets of the Fund are valued as follows: (a) securities for which market quotations are readily available are valued at the most recent closing price, mean between bid and asked price, or yield equivalent as obtained from one or more market makers for such securities; and (b) all other securities and assets for which market quotations are not readily available will be fairly valued by the Advisor in good faith under the supervision of the Board of Directors. Securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values on their respective exchanges where primarily traded. Equity options are valued at the last sale price unless the bid price is higher or the ask price is lower, in which event such bid or ask price is used. Exchange traded fixed income options are valued at the last sale price unless there is no sale price, in which event current prices provided by market makers are used. Over-the-counter fixed income options are valued based upon current prices provided by market makers. Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of the Fund's net asset value does not take place contemporaneously with the determination of the prices of U.S. portfolio securities. For purposes of determining the net asset value, all assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and offered quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined which could materially change the net asset value, then the instrument would be valued using fair value consideration by the Directors or their delegates.

                           calculation of total return
                           ---------------------------

     The Fund may advertise "total return." Total return is calculated separately for each class. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.
     Total  return  is  computed  according  to  the  following  formula:

                                 P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.
     Total return is historical in nature and is not intended to indicate future performance. All total return quotations reflect the deduction of the maximum sales charge, except quotations of "return without maximum load," (or "without CDSC") which do not deduct sales charge. Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages.
     The standardized total return for Class A shares is "linked" to the total return of the Fund's predecessor, The RISA Fund. In the table below, performance results for Class A are for the predecessor. Please note that current expenses for the Class A Shares of the Fund are capped at 2.25%, the same as they were for The RISA Fund. Annual total returns for The RISA did not include the assessment of any sale loads, and therefore actual performance would have differed.
     Total returns for the Fund's shares for the periods indicated are as follows:

Periods  Ended                 Class  A
September  30,  2000          Total  Return

Calvert  South  Africa  Fund
One  year                       4.19%
Five  years                     N/A
From  date  of  inception*      4.69%

*(October  1,  1999)

                                   advertising
                                   -----------

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles and rationale, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Portfolio, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
     Calvert Group is the nation's leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, December 31, 2000). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.

                        purchase and redemption of shares
                        ---------------------------------

     Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.
     The Fund has filed a notice of election under Rule 18f-1 with the Commission. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the nest assets value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.) See the prospectus for more details on purchases and redemptions.

                             DIRECTORS AND OFFICERS
                             ----------------------

     The Fund's Board of Directors supervises the Fund's activities and reviews its contracts with companies that provide it with services. Business information is provided below about the Directors.


                                                      Principal
                                                      Occupation(s)  During
Name, Address & Date of Birth   Position  with  Fund    Last  5  Years

Rebecca Adamson,                Director               President of the National
DOB: 09/10/47                                          non-profit, First Nations
                                                       Financial  Project.

Miles  Douglas  Harper,  III    Director                   Partner
DOB: 10/16/62                                        Gainer Donnelly & Desroches
                                                       since January 1999. Prior
                                                          to that Mr. Harper was
                                                           Vice President, Wood,
                                                           Harper,  PC.

Joy V. Jones, Esq.,             Director              Attorney and entertainment
DOB:  07/02/50                                         manager in New York City.

*Barbara J. Krumsiek,           Director              President, Chief Executive
DOB: 08/09/52                                          Officer and Vice Chairman
                                                    of Calvert Group, Ltd. Prior
                                                    to joining Calvert Group, in
                                                       1997, Ms. Krumsiek served
                                                       as a Managing Director of
                                                     Alliance Fund Distributors,
                                                                Inc. since 1974.

*D. Wayne Silby,                Director             President of Calvert Social
DOB: 07/20/48                                      Investment Fund. Mr. Silby is
                                                      also Executive Chairman of
                                                  Group Serve, Inc., an internet
                                                    company focused on community
                                                   building collaborative tools.

Reno J. Martini,                Director                Senior Vice President of
DOB: 01/13/50                                        Calvert Group. Ltd., Senior
                                                        Vice President and Chief
                                                   Investment Officer of Calvert
                                                 Asset Management Company, Inc.,
                                                   and Director and President of
                                                  Calvert-Sloan Advisers, L.L.C.


Ronald M. Wolfsheimer, CPA,     Officer                Senior Vice President and
DOB: 07/24/52                                         Chief Financial Officer of
                                                             Calvert Group, Ltd.

--------------------------------------------------------------------------------
*William M. Tartikoff, Esq.     Director                  Senior Vice President,
DOB: 08/12/47                                     Secretary, and General Counsel
                                                          of Calvert Group, Ltd.
--------------------------------------------------------------------------------
Susan Walker Bender, Esq.       Officer                Associate General Counsel
DOB: 01/29/59                                             of Calvert Group, Ltd.
--------------------------------------------------------------------------------
Ivy Wafford Duke, Esq.          Officer                Associate General Counsel
DOB: 09/07/68                                    of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1996,
                                                  Ms. Duke had been an Associate
                                                    in the Investment Management
                                                       Group of the Business and
                                                   Finance Department at Drinker
                                                      Biddle & Reath since 1993.
--------------------------------------------------------------------------------
Victor Frye, Esq.               Officer           Counsel and Compliance Officer
DOB: 10/15/58                                    of Calvert Group, Ltd. Prior to
                                                  joining Calvert Group in 1999,
                                                       Mr. Frye had been Counsel
                                                   and Manager of the Compliance
                                                      Department at The Advisors
                                                               Group since 1986.
--------------------------------------------------------------------------------
Jennifer Streaks, Esq.          Officer             Assistant General Counsel of
DOB: 08/02/71                                       Calvert Group, Ltd. Prior to
                                                        joining Calvert Group in
                                                    1999, Ms. Streaks had been a
                                                       Regulatory Analyst in the
                                                    Market Regulation Department
                                                     of the National Association
                                                     of Securities Dealers since
                                                            1997. Prior to this,
                                                      Ms. Streaks had been a law
                                                          clerk to the Honorable
                                                       Maurice Foley at the U.S.
                                                    Tax Court for the year since
                                                          graduating from Howard
                                                       University School of Law,
                                                         where she was a student
                                                                      1993-1996.
--------------------------------------------------------------------------------
Michael V. Yuhas Jr., CPA       Officer                         Director of Fund
DOB: 08/04/61                                                  Administration of
                                                             Calvert Group, Ltd.
--------------------------------------------------------------------------------

     The address of Directors and Officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Directors marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
     Each of the Officers is also an Officer of Calvert-Sloan Advisers, L.L.C., each of the subsidiaries of Calvert Group, Ltd., and each of the other investment companies in the Calvert Group of Funds. Each of the above Directors marked with a , is also a Director/Trustee of certain other investment companies in the Calvert Group of Funds.
     The Audit Committee of the Board is composed of those Directors who are not interested persons.
     Directors of the Fund not affiliated with the Funds may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Family of Funds through the Directors' Deferred Compensation Plan. Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share.

                           Director Compensation Table

Fiscal Year 2000       Aggregate     Pension or Retirement                 Total
(unaudited numbers)  Compensation   Benefits Accrued as part   Compensation from
               from Registrant for   of Registrants Expenses*     Registrant and
               Service as Director                          Fund Complex paid to
                                                                      Director**

Name  of  Director

Rebecca  Adamson            N/A                 N/A                      $34,932
Miles Douglas Harper III    N/A                 N/A                          N/A
Joy  V.  Jones,  Esq.       N/A                 N/A                      $24,932
D.  Wayne  Silby            N/A                 N/A                      $63,432

*Mesdames Adamson and Jones have chosen to defer a portion of their compensation. As of September 30, 2000, total deferred compensation, including dividends and capital appreciation, were $68,578.10 and $31,238.96 for each of them, respectively.
** As of September 30, 2000, the Fund Complex consists of eleven (11) registered investment companies.

                       investment advisor and Subadvisors
                       ----------------------------------

     The Fund's Investment Advisor is Calvert Asset Management Company, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Life Insurance Company of Washington, D.C. ("Acacia"). On January 1, 1999, Acacia merged with and became a subsidiary of Ameritas Acacia Mutual Holding Company. Under the Advisory Contract, the Advisor provides investment advice to the Fund and oversees its day-to-day operations, subject to direction and control by the Fund's Board of Directors. The Advisor provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Fund pays all other administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Fund, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders;
shareholders' meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor and Subadvisors have agreed to limit annual fund operating expenses (net of any expense offset arrangements and exclusive of any performance fee adjustment, estimated to be approximately 0.20%) through March 29, 2002. The contractual expense cap is 2.25% for Class A. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, taxes and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and the transfer agent fees may be paid indirectly by credits on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Subadvisors

     RISA Investment Advisers, LLC, located in Philadelphia, PA was formed in 1997 by Sam Folin. It receives a subadvisory fee, paid by the Advisor, of 0.40% of the Fund's average daily net assets.

     African Harvest Asset Managers Limited, located in Newlands, South Africa was formed in 1997 and provides investment management services to South African clients including union retirement funds. It receives a subadvisory fee, paid by the Advisor, of 0.40% of the Fund's average daily net assets.

     The Fund has received an exemptive order to permit the Fund and the Advisor to enter into and materially amend the Investment Subadvisory Agreement without shareholder approval. Within 90 days of the hiring of any Subadvisors or the implementation of any proposed material change in the Investment Subadvisory Agreement, the Fund will furnish its shareholders information about the new
Subadvisors or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisors or any proposed material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisors or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

                          administrative services AGENT
                          -----------------------------

     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CASC receives an annual administrative service fee payable monthly of 0.20% of the Fund's average daily net asset.

                    Transfer and shareholder servicing agentS
                    -----------------------------------------

     National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
     Calvert Shareholder Services, Inc., ("CSSI") a subsidiary of Calvert Group, Ltd., and Acacia has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.
     For these services, NFDS and CSSI receive a fee based on number of the shareholder accounts and transactions.

                             method of distribution
                             ----------------------

     Calvert Distributors, Inc. ("CDI") and BOE Securities, Inc. are the principal underwriters and distributors for the Fund. CDI is an affiliate of CAMCO. BOE Securities is a registered broker-dealer firm located at 225 South 15th Street, Suite 928, Philadelphia, PA 19102. Under the terms of its underwriting agreement with the Fund, the distributors market and distribute the Fund's shares and are responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors. Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund has adopted a Distribution Plan (the "Plans") that permits the Fund to pay certain expenses associated with the distribution and servicing of its shares. Such expenses for Class A may not exceed, on an annual basis, 0.35% of the Fund's average daily net assets.
     The Fund's Distribution Plan was approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors who are not interested persons of the Fund is committed to the discretion of such disinterested Directors. In establishing the Plan, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.
     The Plan may be terminated by vote of a majority of the non-interested Directors who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the Fund; otherwise, the Plan may be amended by the Directors, including a majority of the non-interested Directors as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is specifically approved by (i) the vote of a majority of the Directors who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and
(ii)  the  vote  of  a  majority  of  the  entire  Board  of  Directors.
     Apart from the Plan, the Advisor and the distributors, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund. The Advisor and/or distributors have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those Firm's accounts for their marketing and distribution of the Fund shares, above the usual sales charges and services fees. The distributors make a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, the distributors are entitled to share, pursuant to the Distribution Plan, a distribution fee and a service fee from the Fund based on the average daily net assets. These fees are paid pursuant to the Fund's Distribution Plan.

Class A shares are offered at net asset value plus a front-end sales charge as follows:

                                    As a % of    As a % of    Allowed to
Amount  of                          offering     net amount   Brokers as a % of
Investment                          price        invested     offering  price
Less  than  $50,000                 4.75%        4.99%        4.00%
$50,000 but less than $100,000      3.75%        3.90%        3.00%
$100,000 but less than $250,000     2.75%        2.83%        2.25%
$250,000 but less than $500,000     1.75%        1.78%        1.25%
$500,000 but less than $1,000,000   1.00%        1.01%        0.80%
$1,000,000  and  over               0.00%        0.00%        0.00%


The distributors receive any front-end sales charge paid. A portion of the front-end sales charge may be reallowed to dealers.
            Fund Directors and certain other affiliated persons of the Fund are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Fund. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

                             PORTFOLIO transactions
                             ----------------------

     Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund's Advisor and Subadvisors make investment decisions and the choice of brokers and dealers under the direction and supervision of the Fund's Board of Directors.
Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor/Subadvisors obligation to seek best execution. The Advisor or Subadvisors may also consider sales of Fund shares as a factor in the selection of brokers, again subject to best execution (i.e., the fund will not "pay up" for such transactions).
     While the Fund's Advisor and Subadvisors select brokers primarily on the basis of best execution, in some cases they may direct transactions to brokers based on the quality and amount of the research and research-related services which the brokers provide to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses;
providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis. The Advisor or Subadvisors may also direct selling concessions and/or discounts in fixed-price offerings for research services.
     If, in the judgment of the Advisor or Subadvisors, the Fund or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Fund as well as other Calvert Group funds and managed accounts.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     The Fund, its Advisor, and principal underwriters have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is deigned to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the Fund's investment personnel to invest in securities that maybe purchased or held by the Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

                     independent accountants and custodians
                     --------------------------------------

     Arthur Andersen LLP has been selected by the Board of Directors to serve as independent accountants for fiscal year 2001. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. Allfirst Financial, Inc., 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets.
The custodians have no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund.

                               general information
                               -------------------

     The Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland Corporation on August 10, 2000. The Fund is non-diversified. Each share represents an equal proportionate interest with each other share and is entitled to such dividends and distributions out of the income belonging to such class as declared by the Board. The Fund offers one class of shares: Class A. Upon any liquidation of the Fund, shareholders are entitled to share pro rata in the net assets available for distribution.
     The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract.

                                     ------
                                    appendix
                                    --------

CORPORATE  BOND  AND  COMMERCIAL  PAPER  RATINGS

Corporate  Bonds:
Description  of Moody's Investors Service Inc.'s/Standard & Poor's bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. The higher the degree of speculation, the lower the rating. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.
     C/C: This rating is only for income bonds on which no interest is being paid.
     D:  Debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  Paper:
     MOODY'S  INVESTORS  SERVICE,  INC.:
     The Prime rating is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2, or 3, depending on the relative strengths of these factors.

     STANDARD  &  POOR'S  CORPORATION:
     Commercial paper rated A by Standard & Poor's has the following characteristics: (i) liquidity ratios are adequate to meet cash requirements;
(ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least two additional channels of borrowing; (iv) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote the relative strength within this highest classification.

     The Fund may also rely on ratings by any other NRSRO, such as Fitch International Rating Agency or Thompson's Bankwatch.

                                LETTER OF INTENT


                                                                            Date

Calvert  Distributors,  Inc.
4550  Montgomery  Avenue
Bethesda,  MD  20814

Ladies  and  Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I  intend  to  invest  in  the shares of:          (Fund or Portfolio name)
during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

     __  $50,000  __  $100,000  __  $250,000  __  $500,000  __  $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer     Name  of  Investor(s)


By
     Authorized  Signer     Address



Date     Signature  of  Investor(s)



Date     Signature  of  Investor(s)

INVESTMENT  ADVISOR
Calvert  Asset  Management  Company,  Inc.
4550  Montgomery  Avenue
Suite  1000N
Bethesda,  Maryland  20814

Shareholder  ServiceS     TRANSFER  AGENT
Calvert  Shareholder  Services,  Inc.     National Financial Data Services, Inc.
4550  Montgomery  Avenue     330  West  9th  Street
Suite  1000N     Kansas  City,  Missouri  64105
Bethesda,  Maryland  20814

PRINCIPAL  UNDERWRITERS     INDEPENDENT  accountants
Calvert  Distributors,  Inc.     Arthur  Andersen  LLP
4550  Montgomery  Avenue     1601  Market  Street
Suite  1000N     Philadelphia,  PA  19103
Bethesda,  Maryland  20814

BOE  SECURITIES,  INC.
225  South  15th  Street
Suite  928
Philadelphia,  PA  19102

Part  C.  other  information

Item  23.  Exhibits

1.  Articles of Incorporation filed herewith.

2.  By-Laws  filed herewith.

3.  Inapplicable.

4. Agreement and Plan of Reorganization filed as Exhibit A to the Form N-14 filed herewith.

5.  Specimen  Stock  Certificate (inapplicable).

6.  Investment  Advisory  Agreement filed herewith.

    Draft Investment Sub-advisory Agreement filed herewith.

7.  Underwriting  Agreement  filed herewith.

8.  Directors'  Deferred  Compensation  Agreement  filed herewith.

9.  Custodial  Contract filed herewith.

10.  Plan  of  Distribution  filed herewith.

11.  Draft  Opinion  of  Counsel,  filed  herewith.

12. Draft Opinion and Consent of Counsel on Tax Matters, filed herewith.

13.  Transfer  Agency  Contract  filed herewith.

14.  Draft  Consent  of  Independent  Auditors,  filed  herewith

15.  Inapplicable.

16.  Copies of Power of Attorney Forms filed herewith.

17.  (a) Code of Ethics filed herewith.

     (b) 18F-3 Multiple Class Plan filed herewith.

Item 24. Persons controlled by or under common control with registrant Not applicable.

Item  25.  Indemnification

         Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund Directors.

Item  26.  Business  and  Other  Connections  of  Investment  Adviser

                           Name  of  Company,  Principal
Name                       Business  and  Address                   Capacity

Barbara  J.  Krumsiek      Calvert  Variable  Series,  Inc.          Officer
                           Calvert  Municipal  Fund,  Inc.            and
                           Calvert  World  Values  Fund,  Inc.        Director

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income                      and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Social  Investment  Fund
                           Calvert  Cash  Reserves
                           The  Calvert  Fund
                           Calvert  Social  Index  Series

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent                          and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                        and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.           Director
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------
                           Alliance  Capital  Mgmt. L.P.      Sr. Vice President
                           Mutual  Fund  Division                   Director
                           1345  Avenue  of  the  Americas
                           New  York,  NY  10105
                           --------------

Ronald  M.  Wolfsheimer      First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           --------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company                         and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

David  R.  Rochat          First  Variable  Rate  Fund               Officer
                            for  Government  Income                  and
                           Calvert  Tax-Free  Reserves              Trustee
                           Calvert  Cash  Reserves
                           The  Calvert  Fund

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Municipal  Fund,  Inc.           Officer
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Chelsea  Securities,  Inc.               Officer
                           Securities  Firm                         and
                           Post  Office  Box  93                     Director
                           Chelsea,  Vermont  05038
                           ---------------
                           Grady,  Berwald  &  Co.                   Officer
                           Holding  Company                         and
                           43A  South  Finley  Avenue                Director
                           Basking  Ridge,  NJ  07920
                           ---------------

Reno  J.  Martini            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund               Officer
                            for  Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  New  World  Fund,  Inc.           Director
                           Investment  Company                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert-Sloan  Advisers,  LLC            Director
                           Investment  Advisor                      and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ---------------


Charles  T.  Nason           Ameritas  Acacia  Mutual  Holding  Company  Officer
                           Acacia  Life  Insurance             and  Director

                           Insurance  Companies
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Federal  Savings  Bank            Director
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Social  Investment  Fund         Trustee
                           Investment  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           -----------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Robert-John  H.             Ameritas  Acacia  Mutual  Holding  Company  Officer
                           Acacia  Life  Insurance

                           Acacia  National  Life  Insurance         Officer
                           Insurance  Company                       and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Life  Insurance                  Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Financial  Corporation           Officer
                           Holding  Company                         and
                           7315  Wisconsin  Avenue                  Director
                           Bethesda,  Maryland  20814
                           ----------------
                           Acacia  Federal  Savings  Bank            Officer
                           Savings  Bank
                           7600-B  Leesburg  Pike
                           Falls  Church,  Virginia  22043
                           ---------------
                           Enterprise  Resources,  Inc.             Director
                           Business  Support  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Acacia  Realty  Square,  L.L.C.           Director
                           Realty  Investments
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           The  Advisors  Group,  Ltd.               Director
                           Broker-Dealer  and
                           Investment  Advisor
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Gardner  Montgomery  Company             Director
                           Tax  Return  Preparation  Services
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Director
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Director
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management,  Co.,  Inc.    Director
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Shareholder  Services,  Inc.     Director
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

William  M.  Tartikoff       Acacia  National  Life  Insurance         Officer
                           Insurance  Company
                           7315  Wisconsin  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative                 Officer
                           Services  Company
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.  Inc.      Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Director
                           Broker-Dealer                           and
                           4550  Montgomery  Avenue                 Officer
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------

Susan  Walker  Bender        Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Ivy  Wafford  Duke           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert-Sloan  Advisers,  LLC            Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------

Jennifer  Streaks           Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

Victor  Frye                Calvert  Group,  Ltd.                    Officer
                           Holding  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Administrative  Services  Co.    Officer
                           Service  Company
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ---------------
                           Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Shareholder  Services,  Inc.     Officer
                           Transfer  Agent
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           Calvert  Distributors,  Inc.             Officer
                           Broker-Dealer
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ----------------
                           The  Advisors  Group,  Ltd.               Counsel
                           Broker-Dealer  and                      and
                           Investment  Advisor                     Compliance
                           7315  Wisconsin  Avenue                  Manager
                           Bethesda,  Maryland  20814
                           ---------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.
                           Calvert  New  World  Fund,  Inc.
                           Calvert  Social  Index  Series

Daniel  K.  Hayes            Calvert  Asset  Management  Co.,  Inc.     Officer
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           First  Variable  Rate  Fund  for           Officer
                            Government  Income
                           Calvert  Tax-Free  Reserves
                           Calvert  Cash  Reserves
                           Calvert  Social  Investment  Fund
                           The  Calvert  Fund
                           Calvert  Variable  Series,  Inc.
                           Calvert  Municipal  Fund,  Inc.
                           Calvert  World  Values  Fund,  Inc.

                           Investment  Companies
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

John  Nichols               Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

David  Leach                Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------

Matthew  D.  Gelfand         Calvert  Asset  Management               Officer
                           Company,  Inc.
                           Investment  Advisor
                           4550  Montgomery  Avenue
                           Bethesda,  Maryland  20814
                           ------------------
                           Strategic  Investment  Management        Officer
                           Investment  Advisor
                           1001  19th  Street  North
                           Arlington,  Virginia  20009
                           ------------------

Item  27.  Principal  Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves,
Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)      Positions  of  Underwriter's  Officers  and  Directors

Name  and  Principal         Position(s)  with               Position(s)  with
Business  Address*           Underwriter                     Registrant

Barbara J. Krumsiek        Director and President         President and Director

Ronald  M.  Wolfsheimer      Director,  Senior  Vice          Treasurer
                             President and Chief Financial
                             Officer

William  M.  Tartikoff      Director,  Senior  Vice          Vice President and
                            President and Secretary      Secretary and Director

Craig  Cloyed               Senior Vice President            None

Karen  Becker               Vice President, Operations       None

Matthew  Gelfand            Vice  President                  None

Geoffrey  Ashton            Regional  Vice  President        None

Martin  Brown               Regional  Vice  President        None

Bill  Hairgrove             Regional  Vice  President        None

Anthony  Eames              Regional  Vice  President        None

Steve  Himber               Regional  Vice  President        None

Tanya  Williams             Regional  Vice  President        None

Ben  Ogbogu                 Regional  Vice  President        None

Christine  Teske            Regional  Vice  President        None

Jennifer  Streaks           Assistant  Secretary             None

Susan  Walker  Bender       Assistant  Secretary         Assistant Secretary

Ivy  Wafford  Duke          Assistant  Secretary         Assistant Secretary

Victor  Frye                Assistant  Secretary             None
                            and Compliance Officer

Mike  Yuhas                 Controller                       None

Hui  Ping  Ho                Assistant  Treasurer            None

*4550  Montgomery  Avenue,  Bethesda,  Maryland  20814

         (c)      Inapplicable.


Item  28.  Location  of  Accounts  and  Records

         Ronald  M.  Wolfsheimer,  Treasurer
         and
         William  M.  Tartikoff,  Assistant  Secretary

         4550  Montgomery  Avenue,  Suite  1000N
         Bethesda,  Maryland  20814


Item  29.  Management  Services

           Not  Applicable


Item  30.  Undertakings

           Not  Applicable



SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 19th day of December, 2000.

Calvert  Impact  Fund,  Inc.

By:
____________**____________________
Barbara  J.  Krumsiek
President  and  Director


         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                           Title                     Date


__________**____________         President                 12/19/2000
Barbara  J.  Krumsiek            Director

__________**____________         Principal  Accounting     12/19/2000
Ronald  M.  Wolfsheimer          Officer

/s/William M. Tartikoff          Director                  12/19/2000
William  M.  Tartikoff

__________**____________         Director                  12/19/2000
REBECCA  L.  ADAMSON

__________**____________         Director                  12/19/2000
JOY  V.  JONES

__________**____________         Director                  12/19/2000
D. Wayne Silby

__________**____________         Director                  12/19/2000
Miles Douglas Harper, III


**  Signed  by  Jennifer Streaks  pursuant  to  power  of  attorney.
/s/Jennifer Streaks